Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Accumulated other comprehensive loss [Abstract]
Total unrealized (losses)/gains from hedging financial instruments	$ (3,196)	$ (3,248)